Selected Consolidating Financial Statements of Parent, Guarantors and Non-Guarantors (Tables)	12 Months Ended
Sep. 30, 2012
Condensed Financial Statements, Captions [Line Items]
Condensed Consolidating Statements of Income

	Year Ended September 30, 2010
			Non-
		Guarantor	Guarantor		Consolidated
	Parent	Subsidiaries	Subsidiaries	Eliminations	Total
	(In millions)
Net sales	$0.1	$2,697.0	$460.9	$(156.6)	$3,001.4
Cost of goods sold, net	—	2,042.0	342.1	(102.8)	2,281.3
Gross profit	0.1	655.0	118.8	(53.8)	720.1
Selling, general and administrative expenses	1.4	297.4	41.1	—	339.9
Restructuring and other costs, net	—	4.3	3.1	—	7.4
Operating profit	(1.3)	353.3	74.6	(53.8)	372.8
Interest expense	(70.2)	(76.1)	(8.3)	79.1	(75.5)
Loss on extinguishment of debt	(2.8)	—	—	—	(2.8)
Interest income and other income (expense), net	73.1	(48.2)	0.5	(25.3)	0.1
Equity in income of unconsolidated entities	—	0.8	—	—	0.8
Equity in income of consolidated entities	226.3	24.8	—	(251.1)	—
Income before income taxes	225.1	254.6	66.8	(251.1)	295.4
Income tax benefit (expense)	0.5	(45.1)	(20.1)	—	(64.7)
Consolidated net income	225.6	209.5	46.7	(251.1)	230.7
Less: Net income attributable to noncontrolling interests	—	(5.1)	—	—	(5.1)
Net income attributable to Rock-Tenn Company shareholders	$225.6	$204.4	$46.7	$(251.1)	$225.6
Comprehensive income attributable to Rock-Tenn Company shareholders	$241.8	$216.7	$49.2	$(265.9)	$241.8

	Year Ended September 30, 2011
			Non-
		Guarantor	Guarantor		Consolidated
	Parent	Subsidiaries	Subsidiaries	Eliminations	Total
	(In millions)
Net sales	$0.5	$4,815.6	$956.1	$(372.6)	$5,399.6
Cost of goods sold	0.6	3,932.6	738.8	(264.3)	4,407.7
Gross profit	(0.1)	883.0	217.3	(108.3)	991.9
Selling, general and administrative expenses	1.7	447.6	91.9	—	541.2
Restructuring and other costs, net	19.4	72.7	1.2	—	93.3
Operating profit	(21.2)	362.7	124.2	(108.3)	357.4
Interest expense	(84.2)	(125.1)	(21.7)	142.1	(88.9)
Loss on extinguishment of debt	(38.6)	(0.9)	—	—	(39.5)
Interest income and other income (expense), net	61.5	(40.4)	(2.3)	(33.8)	(15.0)
Equity in income of unconsolidated entities	—	1.9	(0.4)	—	1.5
Equity in income of consolidated entities	191.2	44.6	0.1	(235.9)	—
Income before income taxes	108.7	242.8	99.9	(235.9)	215.5
Income tax benefit (expense)	32.4	(73.0)	(28.9)	—	(69.5)
Consolidated net income	141.1	169.8	71.0	(235.9)	146.0
Less: Net income attributable to noncontrolling interests	—	(4.9)	—	—	(4.9)
Net income attributable to Rock-Tenn Company shareholders	$141.1	$164.9	$71.0	$(235.9)	$141.1
Comprehensive (loss) income attributable to Rock-Tenn Company shareholders	$(65.9)	$(45.6)	$21.7	$23.9	$(65.9)

	Year Ended September 30, 2012
			Non-
		Guarantor	Guarantor		Consolidated
	Parent	Subsidiaries	Subsidiaries	Eliminations	Total
	(In millions)
Net sales	$0.1	$8,225.3	$1,648.3	$(666.1)	$9,207.6
Cost of goods sold	—	6,816.5	1,366.1	(507.7)	7,674.9
Gross profit	0.1	1,408.8	282.2	(158.4)	1,532.7
Selling, general and administrative expenses	2.3	797.7	127.5	—	927.5
Restructuring and other costs, net	2.6	47.6	25.0	—	75.2
Operating profit	(4.8)	563.5	129.7	(158.4)	530.0
Interest expense	(106.4)	(46.3)	(29.4)	62.4	(119.7)
Loss on extinguishment of debt	(25.9)	—	—	—	(25.9)
Interest income and other income (expense), net	51.7	(147.0)	0.6	96.0	1.3
Equity in income of unconsolidated entities	—	3.4	—	—	3.4
Equity in income of consolidated entities	302.4	15.7	—	(318.1)	—
Income before income taxes	217.0	389.3	100.9	(318.1)	389.1
Income tax benefit (expense)	32.1	(134.9)	(34.1)	—	(136.9)
Consolidated net income	249.1	254.4	66.8	(318.1)	252.2
Less: Net income attributable to noncontrolling interests	—	(2.7)	(0.4)	—	(3.1)
Net income attributable to Rock-Tenn Company shareholders	$249.1	$251.7	$66.4	$(318.1)	$249.1
Comprehensive income attributable to Rock-Tenn Company shareholders	$47.8	$46.7	$63.6	$(110.3)	$47.8

Condensed Consolidating Balance Sheets

	September 30, 2012
			Non-
		Guarantor	Guarantor		Consolidated
	Parent	Subsidiaries	Subsidiaries	Eliminations	Total
	(In millions)
ASSETS
Current assets:
Cash and cash equivalents	$—	$—	$37.2	$—	$37.2
Restricted cash	40.6	—	—	—	40.6
Accounts receivable, net	—	110.5	1,026.6	(61.5)	1,075.6
Inventories	—	700.1	161.8	—	861.9
Other current assets	33.2	142.8	25.7	(27.2)	174.5
Intercompany receivables	396.8	793.1	148.2	(1,338.1)	—
Total current assets	470.6	1,746.5	1,399.5	(1,426.8)	2,189.8
Net property, plant and equipment	—	5,102.9	508.5	—	5,611.4
Goodwill	—	1,761.4	103.9	—	1,865.3
Intangibles, net	—	782.9	12.2	—	795.1
Intercompany notes receivable	768.0	403.3	0.7	(1,172.0)	—
Investments in consolidated subsidiaries	5,642.3	365.8	—	(6,008.1)	—
Other assets	42.9	123.6	59.0	—	225.5
	$6,923.8	$10,286.4	$2,083.8	$(8,606.9)	$10,687.1
LIABILITIES AND EQUITY
Current liabilities:
Current portion of debt	$202.9	$—	$58.4	$—	$261.3
Accounts payable	—	642.4	128.0	(61.5)	708.9
Accrued compensation and benefits	—	178.2	33.2	—	211.4
Other current liabilities	43.7	160.7	49.5	(27.2)	226.7
Intercompany payables	602.4	658.0	77.7	(1,338.1)	—
Total current liabilities	849.0	1,639.3	346.8	(1,426.8)	1,408.3
Long-term debt due after one year	2,555.7	—	595.5	—	3,151.2
Intercompany notes payable	109.3	733.9	328.8	(1,172.0)	—
Pension liabilities, net of current portion	—	1,283.0	210.1	—	1,493.1
Postretirement benefit liabilities, net of current portion	—	102.1	52.1	—	154.2
Deferred income taxes	—	861.3	27.5	—	888.8
Other long-term liabilities	4.1	166.5	3.3	—	173.9
Redeemable noncontrolling interests	—	7.5	3.9	—	11.4
Total Rock-Tenn Company shareholders' equity	3,405.7	5,492.3	515.8	(6,008.1)	3,405.7
Noncontrolling interests	—	0.5	—	—	0.5
Total equity	3,405.7	5,492.8	515.8	(6,008.1)	3,406.2
	$6,923.8	$10,286.4	$2,083.8	$(8,606.9)	$10,687.1

	September 30, 2011
			Non-
		Guarantor	Guarantor		Consolidated
	Parent	Subsidiaries	Subsidiaries	Eliminations	Total
	(In millions)
ASSETS
Current assets:
Cash and cash equivalents	$—	$3.6	$38.1	$—	$41.7
Restricted cash	41.1	—	—	—	41.1
Accounts receivable, net	—	96.1	1,062.0	(48.5)	1,109.6
Inventories	—	685.3	164.5	—	849.8
Other current assets	32.6	144.2	32.3	(22.4)	186.7
Intercompany receivables	788.8	1,580.5	85.7	(2,455.0)	—
Total current assets	862.5	2,509.7	1,382.6	(2,525.9)	2,228.9
Net property, plant and equipment	—	5,002.2	525.0	—	5,527.2
Goodwill	—	1,738.7	100.7	—	1,839.4
Intangibles, net	—	786.2	13.2	—	799.4
Intercompany notes receivable	756.1	247.8	—	(1,003.9)	—
Investments in consolidated subsidiaries	5,909.3	355.5	—	(6,264.8)	—
Other assets	49.6	105.4	26.1	(10.0)	171.1
	$7,577.5	$10,745.5	$2,047.6	$(9,804.6)	$10,566.0
LIABILITIES AND EQUITY
Current liabilities:
Current portion of debt	$118.1	$18.4	$6.8	$—	$143.3
Accounts payable	7.7	685.6	135.9	(48.5)	780.7
Accrued compensation and benefits	—	186.3	33.7	—	220.0
Other current liabilities	97.6	59.2	39.9	(22.4)	174.3
Intercompany payables	1,465.1	939.3	50.6	(2,455.0)	—
Total current liabilities	1,688.5	1,888.8	266.9	(2,525.9)	1,318.3
Long-term debt due after one year	2,485.1	10.5	806.9	—	3,302.5
Intercompany notes payable	32.3	707.0	264.6	(1,003.9)	—
Pension liabilities, net of current portion	—	1,234.3	196.7	—	1,431.0
Postretirement benefit liabilities, net of current portion	—	105.3	49.9	—	155.2
Deferred income taxes	—	837.1	—	(10.0)	827.1
Other long-term liabilities	—	146.2	7.1	—	153.3
Redeemable noncontrolling interests	—	6.3	—	—	6.3
Total Rock-Tenn Company shareholders' equity	3,371.6	5,809.3	455.5	(6,264.8)	3,371.6
Noncontrolling interests	—	0.7	—	—	0.7
Total equity	3,371.6	5,810.0	455.5	(6,264.8)	3,372.3
	$7,577.5	$10,745.5	$2,047.6	$(9,804.6)	$10,566.0

Condensed Consolidating Statements of Cash Flows

	Year Ended September 30, 2012
			Non-
		Guarantor	Guarantor		Consolidated
	Parent	Subsidiaries	Subsidiaries	Eliminations	Total
	(In millions)
Operating activities:
Net cash provided by operating activities	$132.9	$540.0	$151.4	$(167.6)	$656.7
Investing activities:
Capital expenditures	—	(426.5)	(25.9)	—	(452.4)
Cash paid for the purchase of a leased facility	—	(17.0)	—	—	(17.0)
Cash paid for purchase of business, net of cash acquired	(93.5)	(32.1)	—	—	(125.6)
Investment in unconsolidated entities	—	(1.7)	—	—	(1.7)
Return of capital from unconsolidated entities	—	1.8	—	—	1.8
Proceeds from sale of property, plant and equipment	—	17.9	22.6	—	40.5
Proceeds from property, plant and equipment insurance settlement	—	10.2	—	—	10.2
Intercompany notes issued	(36.1)	(156.2)	—	192.3	—
Intercompany notes proceeds	27.6	1.8	—	(29.4)	—
Intercompany capital investment	(89.3)	—	—	89.3	—
Intercompany return of capital	378.9	—	—	(378.9)	—
Net cash provided by (used for) investing activities	187.6	(601.8)	(3.3)	(126.7)	(544.2)
Financing activities:
Proceeds from issuance of notes	1,442.2	—	—	—	1,442.2
Additions to revolving credit facilities	687.4	—	60.7	—	748.1
Repayments of revolving credit facilities	(674.4)	—	(85.4)	—	(759.8)
Additions to debt	227.1	—	99.5	—	326.6
Repayments of debt	(1,527.6)	(28.8)	(247.2)	—	(1,803.6)
Debt issuance costs	(16.2)	—	—	—	(16.2)
Cash paid for debt extinguishment costs	(14.0)	—	—	—	(14.0)
Issuances of common stock, net of related minimum tax withholdings	5.2	—	—	—	5.2
Excess tax benefits from share-based compensation	—	10.0	—	—	10.0
(Repayments to) advances from consolidated entities	(470.6)	505.9	(35.3)	—	—
Advances from unconsolidated entity	—	0.2	—	—	0.2
Cash dividends paid to shareholders	(56.5)	—	—	—	(56.5)
Cash distributions paid to noncontrolling interests	—	—	(0.8)	—	(0.8)
Intercompany notes borrowing	76.9	35.6	79.8	(192.3)	—
Intercompany notes payments	—	(10.0)	(19.4)	29.4	—
Intercompany capital receipt	—	39.3	50.0	(89.3)	—
Intercompany capital return	—	(378.9)	—	378.9	—
Intercompany dividends	—	(115.1)	(52.5)	167.6	—
Net cash (used for) provided by financing activities	(320.5)	58.2	(150.6)	294.3	(118.6)
Effect of exchange rate changes on cash and cash equivalents	—	—	1.6	—	1.6
Decrease in cash and cash equivalents	—	(3.6)	(0.9)	—	(4.5)
Cash and cash equivalents at beginning of period	—	3.6	38.1	—	41.7
Cash and cash equivalents at end of period	$—	$—	$37.2	$—	$37.2

	Year Ended September 30, 2011
			Non-
		Guarantor	Guarantor		Consolidated
	Parent	Subsidiaries	Subsidiaries	Eliminations	Total
	(In millions)
Operating activities:
Net cash provided by (used for) operating activities	$50.3	$1,051.6	$(601.1)	$(39.1)	$461.7
Investing activities:
Capital expenditures	—	(172.2)	(27.2)	—	(199.4)
Cash paid for purchase of business, net of cash acquired	(1,300.1)	—	—	—	(1,300.1)
Investment in unconsolidated entities	—	(2.0)	—	—	(2.0)
Return of capital from unconsolidated entities	—	0.8	0.2	—	1.0
Proceeds from sale of property, plant and equipment	—	7.4	1.2	—	8.6
Proceeds from property, plant and equipment insurance settlement	—	0.5	—	—	0.5
Intercompany notes issued	(16.7)	(39.5)	—	56.2	—
Intercompany notes proceeds	174.4	270.0	8.9	(453.3)	—
Intercompany capital investment	(1,171.7)	(207.1)	—	1,378.8	—
Intercompany return of capital	102.3	2.1	—	(104.4)	—
Net cash used for investing activities	(2,211.8)	(140.0)	(16.9)	877.3	(1,491.4)
Financing activities:
Additions to revolving credit facilities	553.2	—	249.4	—	802.6
Repayments of revolving credit facilities	(562.5)	—	(2.0)	—	(564.5)
Additions to debt	2,225.0	—	652.4	—	2,877.4
Repayments of debt	(626.6)	(1,169.1)	(170.6)	—	(1,966.3)
Debt issuance costs	(43.8)	—	—	—	(43.8)
Cash paid for debt extinguishment costs	(37.9)	—	—	—	(37.9)
Issuances of common stock, net of related minimum tax withholdings	25.2	—	—	—	25.2
Advances from (repayments to) consolidated entities	657.9	(598.5)	(59.4)	—	—
Advances from unconsolidated entity	—	1.7	—	—	1.7
Cash dividends paid to shareholders	(37.6)	—	—	—	(37.6)
Cash distributions paid to noncontrolling interests	—	—	(5.2)	—	(5.2)
Intercompany notes borrowing	17.5	—	38.7	(56.2)	—
Intercompany notes payments	(8.9)	(174.4)	(270.0)	453.3	—
Intercompany capital receipt	—	1,136.7	242.1	(1,378.8)	—
Intercompany capital return	—	(102.3)	(2.1)	104.4	—
Intercompany dividends	—	(2.7)	(36.4)	39.1	—
Net cash provided by (used for) financing activities	2,161.5	(908.6)	636.9	(838.2)	1,051.6
Effect of exchange rate changes on cash and cash equivalents	—	—	3.9	—	3.9
Increase in cash and cash equivalents	—	3.0	22.8	—	25.8
Cash and cash equivalents at beginning of period	—	0.6	15.3	—	15.9
Cash and cash equivalents at end of period	$—	$3.6	$38.1	$—	$41.7

	Year Ended September 30, 2010
			Non-
		Guarantor	Guarantor		Consolidated
	Parent	Subsidiaries	Subsidiaries	Eliminations	Total
	(In millions)
Operating activities:
Net cash provided by operating activities	$221.5	$332.8	$33.8	$(210.8)	$377.3
Investing activities:
Capital expenditures	—	(95.4)	(10.8)	—	(106.2)
Cash paid for purchase of business, net of cash acquired	—	—	(23.9)	—	(23.9)
Investment in unconsolidated entities	—	(0.3)	—	—	(0.3)
Return of capital from unconsolidated entities	—	0.8	—	—	0.8
Proceeds from sale of property, plant and equipment	—	3.1	0.5	—	3.6
Intercompany notes issued	(13.0)	(54.6)	(8.9)	76.5	—
Intercompany notes proceeds	156.7	—	100.7	(257.4)	—
Intercompany capital investment	(7.3)	(2.6)	—	9.9	—
Intercompany return of capital	123.8	1.4	—	(125.2)	—
Net cash provided by (used for) investing activities	260.2	(147.6)	57.6	(296.2)	(126.0)
Financing activities:
Additions to revolving credit facilities	182.3	—	7.4	—	189.7
Repayments of revolving credit facilities	(185.4)	—	(12.3)	—	(197.7)
Additions to debt	—	2.3	152.0	—	154.3
Repayments of debt	(194.1)	(2.2)	(170.0)	—	(366.3)
Debt issuance costs	(0.1)	—	(0.1)	—	(0.2)
Issuances of common stock, net of related minimum tax withholdings	(0.6)	—	—	—	(0.6)
Purchases of common stock	(3.6)	—	—	—	(3.6)
Excess tax benefits from share-based compensation	—	4.3	—	—	4.3
Capital contributed to consolidated subsidiary from noncontrolling interest	—	—	1.4	—	1.4
(Repayments to) advances from consolidated entities	(180.0)	138.5	41.5	—	—
Advances from unconsolidated entity	—	1.7	—	—	1.7
Cash dividends paid to shareholders	(23.4)	—	—	—	(23.4)
Cash distributions paid to noncontrolling interests	—	—	(6.9)	—	(6.9)
Intercompany notes borrowing	23.8	—	52.7	(76.5)	—
Intercompany notes payments	(100.7)	(156.7)	—	257.4	—
Intercompany capital receipt	—	7.3	2.6	(9.9)	—
Intercompany capital return	—	(5.1)	(120.1)	125.2	—
Intercompany dividends	—	(175.6)	(35.2)	210.8	—
Net cash used for financing activities	(481.8)	(185.5)	(87.0)	507.0	(247.3)
Effect of exchange rate changes on cash and cash equivalents	—	—	0.1	—	0.1
(Decrease) increase in cash and cash equivalents	(0.1)	(0.3)	4.5	—	4.1
Cash and cash equivalents at beginning of period	0.1	0.9	10.8	—	11.8
Cash and cash equivalents at end of period	$—	$0.6	$15.3	$—	$15.9